RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of transactions between related parties [line items]
Stock-based compensation	$ 1,144,342	$ 479,107	$ 692,091
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	118,000	114,125	123,000
Consulting fees	307,734	166,667	0
Accounting fees	36,202	22,852	24,490
Rent	5,000	20,000	0
Stock-based compensation	410,132	271,993	260,145
Salaries and benefits to CEO	313,626	133,387	318,790
Transactions with related parties	$ 1,190,694	$ 729,024	$ 726,425